Inventories (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Raw materials and consumables	$ 13,572	$ 10,504
Work in progress	12,926	25,608
Finished goods	20,823	36,928
Total inventories	47,321	73,040
Comprising [Abstract]
Current	47,321	73,040
Non-current	0	0
Inventories recognised as an expense [Abstract]
Inventories recognised as an expense	264,700	247,800	$ 0
Net movement in inventories relating to net realisable value adjustments [Abstract]
Inventories carried at net realisable value	33,700	62,500
Inventory write downs	$ 4,200	$ 10,400	$ 0